Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories, Net of Allowance for Obsolete and Slow-Moving Goods

Inventories, shown net of an allowance for obsolete and slow-moving goods, can be analyzed as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Raw materials	115,603	122,083
Semi-finished products	53,462	38,347
Finished products	96,178	113,033
Provision for slow moving and obsolescence	(20,026)	(18,142)
Total inventories	245,217	255,321

Changes in Provision for Slow Moving and Obsolete Inventories

Changes in the provision for slow moving and obsolete inventories are as follows:

	2024	2023
	(EUR thousand)
At January 1	18,142	16,194
Provision	1,910	3,353
Utilizations and other changes	(26)	(1,405)
At December 31	20,026	18,142